Organization and Operations - General information (Details)			6 Months Ended
	Jun. 09, 2021 person	Feb. 21, 2021 $ / shares	Jun. 30, 2022 USD ($)
Organization and Operations
Number of persons in Board of Directors | person	5
Number of subsidiaries established or acquired | $			0
Global Energy & Power Infrastructure Team
Organization and Operations
Price per unit/share (in dollars per unit/share) | $ / shares		$ 5.80
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)			33.20%
General partner interest in GasLog Partners			2.00%
Subsidiaries, except for GasLog Partners and its subsidiaries
Organization and Operations
Ownership interest in subsidiary (in percent)			100.00%